Fair Value Measurements	3 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 5—Fair value measurements

As of March 31, 2017 and December 31, 2016, the carrying values of cash equivalents, accounts receivable, accounts payable and accrued expenses, approximate fair values due to the short-term nature of such instruments.

The following table summarizes the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2017 and December 31, 2016 by level within the fair value hierarchy. Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement (in thousands):

	March 31, 2017
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$12,215	$—	$—	$12,215
Commercial paper	—	5,196	—	5,196
Marketable securities
U.S. Treasury bonds	29,709	—	—	29,709
Corporate bonds	—	25,488	—	25,488
Commercial paper	—	10,387	—	10,387
Asset-backed securities	—	12,284	—	12,284

Total assets	$41,924	$53,355	$—	$95,279

Liabilities
Common stock warrant liability	$—	$—	$12,380	$12,380
Contingent consideration	—	—	5,331	5,331

Total liabilities	$—	$—	$17,711	$17,711

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$18,936	$—	$—	$18,936
Marketable securities
U.S. Treasury bonds	29,725	—	—	29,725
Corporate bonds	—	25,501	—	25,501
Commercial paper	—	15,554	—	15,554
Asset-backed securities	—	12,349	—	12,349

Total assets	$48,661	$53,404	$—	$102,065

Liabilities
Common stock warrant liability	$—	$—	$11,380	$11,380
Contingent consideration	—	—	5,238	5,238

Total liabilities	$—	$—	$16,618	$16,618

There were no changes to the valuation techniques used to measure asset and liability fair values on a recurring basis during the three months ended March 31, 2017.

The following table summarizes the changes in the common stock warrant liability and contingent consideration liability (in thousands) for the three months ended March 31, 2017 and 2016:

	Contingent Consideration	Common Stock Warrant Liability
Fair value as of December 31, 2016	$5,238	$11,380
Change in fair value	93	1,000

Fair value as of March 31, 2017	$5,331	$12,380

	Contingent Consideration	Common Stock Warrant Liability
Fair value as of December 31, 2015	$4,867	$5,500
Change in fair value	62	—

Fair value as of March 31, 2016	$4,929	$5,500